Timeshare Financing Receivables - Maturities of Financing Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017 (remaining)	$ 78	$ 150
2018	131	132
2019	134	133
2020	136	133
2021	133	129
Thereafter	552	468
Timeshare financing receivable maturities, gross	1,164	1,145
Less: allowance for loan loss	(130)	(120)
Timeshare financing receivable maturities, net	1,034	1,025
Securitized and Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017 (remaining)	39	49
2018	79	48
2019	78	45
2020	75	41
2021	69	33
Thereafter	201	37
Timeshare financing receivable maturities, gross	541	253
Less: allowance for loan loss	(33)	(9)
Timeshare financing receivable maturities, net	508	244
Unsecuritized
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017 (remaining)	39	101
2018	52	84
2019	56	88
2020	61	92
2021	64	96
Thereafter	351	431
Timeshare financing receivable maturities, gross	623	892
Less: allowance for loan loss	(97)	(111)
Timeshare financing receivable maturities, net	$ 526	$ 781